Notes Payable, Net (Details) - Schedule of accounts payable and accrued expenses and other liabilities - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Schedule of accounts payable and accrued expenses and other liabilities [Abstract]
Accounts payable and accrued expenses	$ 4,157,241	$ 2,528,251
Other liabilities		717,286
Accounts payable and accrued expenses and other liabilities	$ 4,157,241	$ 3,245,537